Stock Options and Warrants - Fair Value of Stock Option Award, Weighted Average Assumptions (Detail) - Options Available for Future Grant [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Significant assumptions (weighted average):
Risk-free interest rate at grant date	0.00%	1.91%	1.75%	1.91%	1.90%	1.02%
Expected stock price volatility	0.00%	99.72%	93.54%	99.72%	100.75%	116.53%
Expected dividend payout	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected option life based on management's estimate	0 years	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 29 days	6 years 29 days